Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Derivative financial instruments	Derivative financial instruments
In the ordinary course of business the group enters into derivative financial instruments (derivatives) to manage its normal business exposures in relation to commodity prices, foreign currency exchange rates and interest rates, including management of the balance between floating rate and fixed rate debt, consistent with its risk management policies and objectives. An outline of the group’s financial risks and the objectives and policies pursued in relation to those risks is set out in Note 29. Additionally, the group has a well-established entrepreneurial trading operation that is undertaken in conjunction with these activities using a similar range of contracts.
For information on significant estimates and judgements made in relation to the valuation of derivatives see Derivative financial instruments within
Note 1.
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily)
payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps, forwards and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2025		2024
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	549	(720)	343	(1,738)
Oil price derivatives	1,509	(1,315)	1,350	(1,071)
Natural gas price derivatives	14,974	(13,781)	11,533	(10,506)
Power price derivatives	8,605	(7,046)	7,905	(6,893)
Other derivatives	255	(194)	95	(16)
	25,892	(23,056)	21,226	(20,224)
Cash flow hedges
Currency forwards	—	—	—	—
	—	—	—	—
Fair value hedges
Currency swaps	245	(1,022)	—	(2,651)
Interest rate swaps	—	(2)	—	(4)
	245	(1,024)	—	(2,655)
	26,137	(24,080)	21,226	(22,879)
Of which – current	5,180	(4,413)	5,112	(4,347)
– non-current	20,957	(19,667)	16,114	(18,532)
Derivatives held for trading
The group maintains active trading positions in a variety of derivatives. The contracts may be entered into for risk management purposes, to satisfy supply requirements or for entrepreneurial trading. Certain contracts are classified as held for trading, regardless of their original business objective, and are recognized at fair value with changes in fair value recognized in the income statement. Trading activities are undertaken by using a range of contract types in combination to create incremental gains by arbitraging prices between markets, locations and time periods. The net of these exposures is monitored using market value-at-risk techniques as described in Note 29.
The following tables show further information on the fair value of derivatives and other financial instruments held for trading purposes.
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	130	90	32	26	63	208	549
Oil price derivatives	1,277	130	52	42	6	2	1,509
Natural gas price derivatives	2,116	1,057	857	747	662	9,535	14,974
Power price derivatives	1,653	1,211	790	531	408	4,012	8,605
Other derivatives	1	2	226	1	—	25	255
	5,177	2,490	1,957	1,347	1,139	13,782	25,892

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	197	19	10	7	7	103	343
Oil price derivatives	1,004	156	78	53	55	4	1,350
Natural gas price derivatives	2,337	923	628	556	503	6,586	11,533
Power price derivatives	1,571	990	627	426	396	3,895	7,905
Other derivatives	4	4	—	85	—	2	95
	5,113	2,092	1,343	1,127	961	10,590	21,226
30. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(192)	(20)	(14)	(196)	(12)	(286)	(720)
Oil price derivatives	(1,155)	(138)	(15)	(6)	(1)	—	(1,315)
Natural gas price derivatives	(1,748)	(917)	(705)	(605)	(545)	(9,261)	(13,781)
Power price derivatives	(1,268)	(996)	(677)	(504)	(336)	(3,265)	(7,046)
Other derivatives	(18)	(7)	(169)	—	—	—	(194)
	(4,381)	(2,078)	(1,580)	(1,311)	(894)	(12,812)	(23,056)

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(111)	(529)	(172)	(4)	(562)	(360)	(1,738)
Oil price derivatives	(975)	(65)	(16)	(6)	(9)	—	(1,071)
Natural gas price derivatives	(2,075)	(836)	(515)	(409)	(363)	(6,308)	(10,506)
Power price derivatives	(1,062)	(779)	(569)	(401)	(471)	(3,611)	(6,893)
Other derivatives	(6)	(1)	—	(9)	—	—	(16)
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	131	17	6	—	—	—	154
Level 2	4,813	1,541	940	296	198	156	7,944
Level 3	1,585	1,339	1,199	1,105	983	13,860	20,071
	6,529	2,897	2,145	1,401	1,181	14,016	28,169
Less: netting by counterparty	(1,352)	(407)	(188)	(54)	(42)	(234)	(2,277)
	5,177	2,490	1,957	1,347	1,139	13,782	25,892
Fair value of derivative liabilities
Level 1	(131)	(18)	(5)	(1)	(1)	—	(156)
Level 2	(4,337)	(1,284)	(700)	(395)	(59)	(235)	(7,010)
Level 3	(1,265)	(1,183)	(1,063)	(969)	(876)	(12,811)	(18,167)
	(5,733)	(2,485)	(1,768)	(1,365)	(936)	(13,046)	(25,333)
Less: netting by counterparty	1,352	407	188	54	42	234	2,277
	(4,381)	(2,078)	(1,580)	(1,311)	(894)	(12,812)	(23,056)
Net fair value	796	412	377	36	245	970	2,836

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	157	35	7	2	—	—	201
Level 2	5,037	1,457	551	330	134	107	7,616
Level 3	1,516	1,175	948	839	858	10,626	15,962
	6,710	2,667	1,506	1,171	992	10,733	23,779
Less: netting by counterparty	(1,597)	(575)	(163)	(44)	(31)	(143)	(2,553)
	5,113	2,092	1,343	1,127	961	10,590	21,226
Fair value of derivative liabilities
Level 1	(124)	(20)	(7)	(2)	—	—	(153)
Level 2	(4,491)	(1,868)	(625)	(189)	(717)	(289)	(8,179)
Level 3	(1,211)	(897)	(803)	(682)	(719)	(10,133)	(14,445)
	(5,826)	(2,785)	(1,435)	(873)	(1,436)	(10,422)	(22,777)
Less: netting by counterparty	1,597	575	163	44	31	143	2,553
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)
Net fair value	884	(118)	71	298	(444)	311	1,002
30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2025	30	394	(306)	12	2	132
Gains (losses) recognized in the income statement	85	62	466	115	23	751
Sales	—	—	84	—	—	84
Settlements	(50)	(113)	(113)	(18)	—	(294)
Transfers out of level 3	(8)	(412)	(146)	—	1	(565)
Net fair value of contracts at 31 December 2025	57	(69)	(15)	109	26	108
Deferred day-one gains (losses)						1,796
Derivative asset (liability)						1,904

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2024	107	599	(120)	219	2	807
Gains (losses) recognized in the income statement	(26)	(90)	129	(193)	—	(180)
Purchases	—	—	31	—	—	31
Settlements	(38)	(100)	(377)	(14)	—	(529)
Transfers out of level 3	(13)	(15)	31	—	—	3
Net fair value of contracts at 31 December 2024	30	394	(306)	12	2	132
Deferred day-one gains (losses)						1,385
Derivative asset (liability)						1,517
The amount recognized in the income statement for the year relating to level 3 held-for-trading derivatives still held at 31 December 2025 was a
$514 million gain (2024 $193 million loss related to derivatives still held at 31 December 2024).
Derivative gains and losses
The group enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchases contracts, relating to both currency and commodity trading activities. Gains or losses arise on contracts entered into for risk management purposes, optimization activity and entrepreneurial trading. They also arise on certain contracts that are for normal procurement or sales activity for the group but that are required to be fair valued under accounting standards. These gains and losses are included within sales and other operating revenues in the income statement. Also included within this line item are gains and losses on inventory held for trading purposes. The total amount relating to all these items was a net gain of $11,206 million (2024 $9,726 million net gain and 2023 $19,786 million net gain). This number does not include gains and losses on the change in value of contracts which are not recognized under IFRS such as transportation and storage contracts, but does include the associated financially settled contracts. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
As outlined in Note 1 - Significant estimate and judgement: derivative financial instruments, LNG contracts are only recognized in the financial statements when associated cargoes are lifted. The embedded value in these contracts is not recognized and is subject to underlying commodity price volatility. bp generally price risk manages the exposure to LNG cargoes due for delivery in the near term where there is a liquid market. It does so on a portfolio basis using derivative instruments amongst other price risk management strategies. Under IFRS, these derivative instruments, which are subject to similar price volatility, are recorded at fair value through profit and loss at each reporting period, which creates an accounting mismatch in the financial statements between the accounting for LNG contracts and the derivatives used for risk management. For the years ended 31 December 2025 and 31 December 2024, there were no material gains or losses recorded on the associated derivative positions. For the year ended 31 December 2023, there were material gains recognized on the associated derivative positions due to the movement in the underlying commodity prices.
The group also enters into derivative contracts relating to foreign currency risk management activities including contracts that the group has entered into to manage the foreign currency exposure relating to the non-US dollar hybrid bonds to their respective first call periods. The change in the unrealized value of these contracts was a net gain of $1,187 million (2024 $404 million net loss and 2023 $632 million net gain). Where the derivative is economically hedging finance debt, gains and losses on such derivative contracts are included within finance costs. Where the derivative is managing non-US hybrid bond exposure gains and loss are included within production and manufacturing expenses. Where these gains and losses arise on derivatives hedging finance debt they are largely offset by opposing net foreign exchange differences on retranslation of the associated non-US dollar debt. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
Cash flow hedges
(i) Foreign currency risk of highly probable forecast capital expenditure
At 31 December 2025, the group held currency forwards designated as hedging instruments in cash flow hedge relationships of highly probable forecast non-US dollar capital expenditure. Note 29 outlines the group’s approach to foreign currency exchange risk management. When the highly probable forecast capital expenditure designated as a hedged item occurs, a non-financial asset is recognized and is presented within the fixed asset section of the balance sheet.
30. Derivative financial instruments – continued
The group claims hedge accounting only for the spot value of the currency exposure in line with the strategy to fix the volatility in the spot exchange rate element. The fair value on the instrument attributable to forward points and foreign currency basis spreads is taken immediately to the income statement.
The group applies hedge accounting where there is an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship is determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group enters into hedging derivatives that match the currency and notional of the hedged items on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional designated on the forecast transaction. The group determines the extent to which it hedges highly probable forecast capital expenditures on a project by project basis.
The group has identified the following sources of ineffectiveness, which are not expected to be material:
•counterparty's credit risk, the group mitigates counterparty credit risk by entering into derivative transactions with high credit quality counterparties; and
•differences in settlement timing between the derivative and hedged items. The latter impacts the discount factor used in the calculation of the hedge ineffectiveness. The group mitigates differences in timing between the derivatives and hedged items by applying a rolling strategy and by hedging currency pairs from stable economies. The group's cash flow hedge designations are highly effective as the sources of ineffectiveness identified are expected to result in minimal hedge ineffectiveness.
The group has not designated any net positions as hedged items in cash flow hedges of foreign currency risk.
(ii) Commodity price risk of highly probable forecast sales
During the period the group held Henry Hub NYMEX futures designated as hedging instruments in cash flow hedge relationships of certain highly probable forecast future sales. Henry Hub NYMEX futures are subject to daily settlement, where their fair value at the end of each day is required to be cash settled, such that the carrying amount of these hedging instruments within continuing hedge relationships is always zero at the end of each day.
The group is exposed to the variability in the gas price, but only applied hedge accounting to the risk of Henry Hub price movements for a percentage of future gas sales from its BPX Energy business.
The group applied hedge accounting in relation to these highly probable future sales where there was an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship was determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group entered into hedging derivatives that matched the notional amounts of the hedged items on a 1:1 hedge ratio basis. The hedge ratio was determined by comparing the notional amount of the derivative with the notional amount designated on the forecast transaction.
The hedge was highly effective due to the price index of the hedging instruments matching the price index of the hedged item. The group did not designate any net positions as hedged items in cash flow hedges of commodity price risk.
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2025
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	287	(287)	—

At 31 December 2024
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	155	(155)	—
30. Derivative financial instruments – continued
The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2025	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	87
Commodity price risk
Highly probable forecast sales	—	—		(686)

At 31 December 2024
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	95
Commodity price risk
Highly probable forecast sales	—	—		(209)
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
Of the nominal amount of hedging instruments at 31 December 2025 relating to highly probable forecast capital expenditure, $67 million matures within 12 months (2024 $95 million) and $20 million matures within one to two years of the balance sheet date (2024 $nil). Of the nominal amount of hedging instruments at 31 December 2025 relating to highly probable forecast sales, 420 mmBtu matures within 12 months (2024 209 mmBtu) and
266 mmBtu matures within one to two years of the balance sheet date (2024 $nil).
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2025		2024
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.35		1.25
Euro/US dollar	—		1.04
Australian dollar/US dollar	0.67		—
Henry Hub $/mmBtu		4.01		3.38
Fair value hedges
At 31 December 2025, the group held interest rate and cross-currency interest rate swap contracts as fair value hedges of the interest rate risk and foreign currency risk arising from group fixed rate debt issuances. Note 29 outlines the group’s approach to interest rate and foreign currency exchange risk management. The interest rate swaps are used to convert US dollar denominated fixed rate borrowings into floating rate debt. The cross-currency interest rate swaps are used to convert sterling, euro, Australian dollar, Japanese yen, Swiss franc, Hong Kong dollar and Norwegian krone denominated fixed rate borrowings into US dollar floating rate debt. The group manages all risks derived from debt issuance, such as credit risk, however, the group applies hedge accounting only to certain components of interest rate and foreign currency risk in order to minimize hedge ineffectiveness. The interest rate and foreign currency exposures are identified and hedged on an instrument-by-instrument basis.
For interest rate exposures, the group designates as a fair value hedge the benchmark interest rate component only. This is an observable and reliably measurable component of interest rate risk. For foreign currency exposures, the group excludes from the designation the foreign currency basis spread component implicit in the cross-currency interest rate swaps. This is separately calculated at hedge designation, is recognized in other comprehensive income over the life of the hedge and amortized to the income statement on a straight-line basis, in accordance with the group’s policy on costs of hedging.
30. Derivative financial instruments – continued
The group applies hedge accounting where there is an economic relationship between the hedged item and the hedging instrument. The existence of an economic relationship is determined initially by comparing the critical terms of the hedging instrument and those of the hedged item and it is prospectively assessed using linear regression analysis. The group issues fixed rate debt and enters into interest rate and cross-currency interest rate swaps with critical terms that match those of the debt and on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional amount of the debt. The hedge relationship is designated for the full term and notional value of the debt.
Both the hedging instrument and the hedged item are expected to be held to maturity.
The group has identified the following sources of ineffectiveness, which are not expected to be material:
•derivative counterparty’s credit risk which is not offset by the hedged item. This risk is mitigated by entering into derivative transactions only with high credit quality counterparties; and
•sensitivity to interest rate between the hedged item and the derivatives. This is driven by differences in payment frequencies between the instrument and the bond.
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 27.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2025
Fair value hedges
Interest rate risk on finance debt	(2)	2	—
Interest rate and foreign currency risk on finance debt	(1,850)	1,797	53

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	1	(1)
Interest rate and foreign currency risk on finance debt	927	(772)	(155)
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31
December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2025	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	—	(2)	149
Interest rate and foreign currency risk on finance debt	245	(1,022)	16,304

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	(4)	132
Interest rate and foreign currency risk on finance debt	—	(2,651)	15,887
All hedging instruments are presented within derivative financial instruments on the group balance sheet and are categorized within level 2 of the fair value hierarchy. Ineffectiveness arising on fair value hedges is included within finance costs in the income statement.
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2025	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	149	—	—	—	—	—	—	149
Interest rate and foreign currency risk on finance debt	2,045	1,525	1,843	1,166	1,095	7,099	1,531	16,304

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	132	—	—	—	—	—	132
Interest rate and foreign currency risk on finance debt	1,614	1,819	1,346	1,627	1,047	6,521	1,913	15,887
30. Derivative financial instruments – continued
The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2025		2024
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	4.84%	5.64%	5.45%	6.34%
Sterling/US dollar		1.28		1.28
Euro/US dollar		1.13		1.13
Hong Kong dollar/US dollar		0.13		—
Canadian dollar/US dollar		—		0.78
Australian dollar/ US dollar		0.67		0.67
Japanese Yen/ US dollar		0.01		0.01
Swiss Franc/US dollar		1.18		1.18
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2025		Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt		(149)	1	—	(85)
Interest rate and foreign currency risk on finance debt		(16,281)	1,201	(35)	134

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt		(156)	3	—	(160)
Interest rate and foreign currency risk on finance debt		(16,295)	1,017	—	143
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
30. Derivative financial instruments – continued
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2025	3	(2)	(186)	(185)
Recognized in other comprehensive income
Cash flow hedges marked to market	5	287	—	292
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(127)	—	(127)
Costs of hedging marked to market	—	—	27	27
Costs of hedging reclassified to the income statement	—	—	34	34
	5	160	61	226
Cash flow hedges transferred to the balance sheet	(6)	—	—	(6)
At 31 December 2025	2	158	(125)	35

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2024	14	529	(182)	361
Recognized in other comprehensive income
Cash flow hedges marked to market	(1)	155	—	154
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(686)	—	(686)
Costs of hedging marked to market	—	—	(2)	(2)
Costs of hedging reclassified to the income statement	—	—	(2)	(2)
	(1)	(531)	(4)	(536)
Cash flow hedges transferred to the balance sheet	(10)	—	—	(10)
At 31 December 2024	3	(2)	(186)	(185)
All of the cash flow hedge reserve balances at 31 December 2025 and amounts reclassified from these cash flow hedge reserves into profit or loss during the year relate to continuing hedge relationships. The amounts reclassified are presented in sales and other operating revenues in the income statement.
Costs of hedging relates to the foreign currency basis spreads of hedging instruments used to hedge the group's interest rate and foreign currency risk on debt which is a time-period related item.